091-15379gu

For Internal Use Only Sec File No. 9-	Submit 1 Original and 9 Copies	**OMB APPROVAL** OMB Number: 3235-0504 Expires: August 31, 2013 Estimated average burden hours per response...... 3.60

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 26 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005218

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   PureFunds ISE Mining Service ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   MSXX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
February 22, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 26 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 26 2013
DIVISION OF TRADING & MARKETS

February 22, 2013

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following ETFs and ETNs:

Ticker Symbol	Security Description
EMCR	EG Shares Emerging Markets CORE ETF
FAUS	First Trust Australia AlphaDex Fund
FCAN	First Trust Canada AlphaDex Fund
FDTS	First Trust Developed Markets Ex-U.S. Small Cap AlphaDex Fund
FEMS	First Trust Emerging Markets Small Cap AlphaDex Fund
FGM	First Trust Germany AlphaDex Fund
FHK	First Trust Hong Kong AlphaDex Fund
FKU	First Trust United Kingdom AlphaDex Fund
FSZ	First Trust Switzerland AlphaDex Fund
FTW	First Trust Taiwan AlphaDex Fund
GRID	First Trust NASDAQ Clean Edge Smart Grid Infrastructure ETF
TLTD	FlexShares Morningstar Developed Markets Ex-U.S. Tilt Index Fund
TLTE	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
ABCS	Guggenheim ABC High Dividend ETF
CNPF	Global Canada Preferred ETF
PERM	Global X Permanent ETF
SPFF	Global X SuperIncome Preferred ETF
AAIT	iShares MSCI All Country Asia Information Technology Index Fund
EEME	iShares MSCI Emerging Markets EMEA Index Fund

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: FEB 26 2013

440 South LaSalle Street • Suite 800 • Chicago, Illinois 60605 • (312) 663-2222

EEML	iShares MSCI Emerging Markets Latin America Index Fund
EFAV	iShares MSCI EAFE Minimum Volatility Index Fund
EWHS	iShares MSCI Hong Kong Small Cap Index Fund
EWSS	iShares MSCI Singapore Small Cap Index Fund
FM	iShares MSCI Frontier 100 Index Fund
IEFA	iShares CORE MSCI EAFE
IEMG	iShares CORE MSCI Emerging Markets
IPFF	iShares S&P International Preferred Stock Index Fund
ISTB	iShares CORE Short Term U.S. Bond
IXUS	iShares CORE MSCI Total International Stock
URTH	iShares MSCI World Index Fund
EAPS	Pax MSCI EAFE ESG Index ETF
IDLV	PowerShares S&P International Developed Low Volatility Portfolio
GEMS	PureFunds ISE Diamond/Gemstone ETF
MSXX	PureFunds ISE Mining Service ETF
SILJ	PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
ACIM	SPDR MSCI All Country World Investable Market Index ETF
EMFT	SPDR MSCI Emerging Markets 50 ETF
GMFS	SPDR S&P Small Cap Emerging Asia Pacific ETF
SNDS	Sustainable North American Oil Sands ETF

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures